REAL ESTATE INVESTMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Real Estate Investments, Net [Abstract]
Real Estate Investments
REAL ESTATE INVESTMENTS
The Company’s investments in real estate consisted of the following (dollars in thousands):
As of June 30, 2012

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing/Post-Acute	93	10,549	$712,458	$(112,476)	$599,982
Senior Housing	9	773	47,892	(9,021)	38,871
Acute Care Hospital	1	70	61,640	(2,077)	59,563
	103	11,392	821,990	(123,574)	698,416
Corporate Level			239	(77)	162
			$822,229	$(123,651)	$698,578
As of December 31, 2011

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing/Post-Acute	87	10,034	$658,222	$(99,570)	$558,652
Senior Housing	9	773	47,192	(8,140)	39,052
Acute Care Hospital	1	70	61,640	(1,154)	60,486
	97	10,877	767,054	(108,864)	658,190
Corporate Level			239	(52)	187
			$767,293	$(108,916)	$658,377

	June 30, 2012	December 31, 2011
Building and improvements	$670,605	$626,877
Furniture and equipment	46,043	44,045
Land improvements	4,640	4,640
Land	100,941	91,731
	822,229	767,293
Accumulated depreciation	(123,651)	(108,916)
	$698,578	$658,377

Operating Leases
As of June 30, 2012, all of the Company’s real estate properties are leased under triple-net operating leases with expirations ranging from nine to 22 years. As of June 30, 2012, the leases have a weighted-average remaining term of 12 years. The leases include provisions to extend the lease terms and other negotiated terms and conditions. The Company, through its subsidiaries, retains substantially all of the risks and benefits of ownership of the real estate assets leased to the tenants. In addition, the Company may receive additional security under these operating leases in the form of security deposits from the lessee or guarantees from the parent of the lessee. As of June 30, 2012, 86 of the Company's 103 real estate properties were leased to subsidiaries of Sun Healthcare Group, Inc. (“Sun”).
The Company monitors the creditworthiness of its tenants by reviewing credit ratings (if available) and evaluating the ability of tenants to meet their lease obligations to the Company based on the tenants' financial performance, including the evaluation of any parent guarantees of tenant lease obligations. Because formal credit ratings may not be available for most of the Company's tenants, the primary basis for the Company's evaluation of the credit quality of its tenants (and more specifically the tenants' ability to pay their rent obligations to the Company) is the tenants' lease coverage ratios. These coverage ratios include EBITDAR to rent coverage and EBITDARM to rent coverage at the facility level and consolidated EBITDAR to total rent coverage at the parent guarantor level when such a guarantee exists (currently the Sun lease portfolio). EBITDARM is defined as EBITDAR before management fees. The Company obtains various financial and operational information from its tenants each month and reviews this information in conjunction with the above-described coverage metrics to determine trends and the operational and financial impact of the environment in the industry (including the impact of government reimbursement) and the management of the tenant's operations. These metrics help the Company identify potential areas of concern relative to its tenants' credit quality and ultimately the tenants' ability to generate sufficient liquidity to meet its obligations, including its obligation to continue to pay the rent due to the Company. For further discussion of the Company's tenant and revenue concentration, see “Note 11. Commitments and Contingencies—Concentration of Credit Risk.”
As of June 30, 2012, the future minimum rental income from the Company’s properties under non-cancelable operating leases is as follows (in thousands):

July 1, 2012 through December 31, 2012	$50,633
2,013	101,267
2,014	101,267
2,015	101,267
2,016	101,267
Thereafter	711,325
$1,167,026

REAL ESTATE INVESTMENTS

The Company’s investments in real estate consisted of the following (dollars in thousands):
As of December 31, 2011

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing	76	8,646	$582,609	$(83,235)	$499,374
Multi-License Designation	10	1,389	80,350	(16,850)	63,500
Assisted Living	6	426	26,223	(4,540)	21,683
Mental Health	2	82	971	(429)	542
Independent Living	1	49	8,008	(1,104)	6,904
Continuing Care Retirement Community	1	215	7,253	(1,552)	5,701
Acute Care Hospital	1	70	61,640	(1,154)	60,486
	97	10,877	767,054	(108,864)	658,190
Corporate Level			239	(52)	187
			$767,293	$(108,916)	$658,377
As of December 31, 2010

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing	67	7,501	$448,974	$(67,457)	$381,517
Multi-License Designation	10	1,389	81,245	(14,597)	66,648
Assisted Living	5	367	24,094	(4,053)	20,041
Mental Health	2	82	998	(370)	628
Independent Living	1	49	8,022	(875)	7,147
Continuing Care Retirement Community	1	215	7,435	(1,349)	6,086
	86	9,603	570,768	(88,701)	482,067
Corporate Level			230	—	230
			$570,998	$(88,701)	$482,297

	December 31, 2011	December 31, 2010
Building and improvements	$626,877	$460,097
Furniture and equipment	44,045	36,225
Land improvements	4,640	4,703
Land	91,731	69,973
	767,293	570,998
Accumulated depreciation	(108,916)	(88,701)
	$658,377	$482,297

Operating Leases
All of the Company’s real estate properties are leased under triple-net operating leases with expirations ranging from 9 to 23 years. As of December 31, 2011, the leases have a weighted-average remaining term of 12 years. The leases include provisions to extend the lease terms and other negotiated terms and conditions. The Company, through its subsidiaries, retains substantially all of the risks and benefits of ownership of the real estate assets leased to the tenants. In addition, the Company may receive additional security under these operating leases in the form of security deposits from the lessee or guarantees from the parent of the lessee. Security deposits received in cash related to tenant leases are included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets and totaled $0.7 million as December 31, 2011. There were no security deposits held as of December 31, 2010.
As of December 31, 2011, 86 of the Company's 97 real estate properties were leased to subsidiaries of Sun. For further discussion of the Company’s tenant and revenue concentration, see “Note 15. Commitments and Contingencies—Concentration of Credit Risk.”
As of December 31, 2011, the future minimum rental income from the Company’s properties under non-cancelable operating leases is as follows (in thousands):

2012	$94,632
2013	94,632
2014	94,632
2015	94,632
2016	94,632
Thereafter	643,085

$1,116,245